Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Accounts Receivable and Other Receivables

As of June 30, 2018 and December 31, 2017, accounts receivable and other receivables were as follows:

	June 30 , 2018		December 31, 2017
Domestic customers, net	Ps.	55,402,470	Ps.	60,057,141
Export customers, net		56,626,963		54,428,883
Sundry debtors		44,402,034		26,105,703
Taxes to be recovered and prepaid taxes		7,539,947		23,039,023
Employees and officers		6,035,862		5,681,478
Advances to suppliers		867,742		1,250,846
Other accounts receivable		662,052		82,160

	Ps.	171,537,070	Ps.	170,645,234